Annual Fund Operating Expenses - Baron WealthBuilder Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2036
Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	1.11%	[1]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.41%	[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	1.11%	[1]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.16%	[2]
TA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	1.11%	[1]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.16%	[2]

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the securities of a select number of Baron mutual funds. Their inclusion in this table will cause the expense ratios disclosed here to differ from those disclosed in the financial highlights.
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2036, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses are not subject to the operating expense limitation) to 0.30% of average daily net assets of Retail Shares, 0.05% of average daily net assets of Institutional Shares and 0.05% of average daily net assets of TA Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.